UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 06/30/2005

CHECK HERE IF AMENDMENT ( ); AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONLY ONE.):  ( ) IS A RESTATEMENT.
                                   ( ) ADDS NEW HOLDINGS ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:    First Indiana Corporation
ADDRESS: 135 North Pennsylvania Street
         Suite 2800
         Indianapolis, IN 46204

Form 13F File Number:   028-06551

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:     R. Todd Musser
TITLE:    Trust COO
PHONE:    317-472-3580

SIGNATURE,PLACE,AND DATE OF SIGNING:

        /s/ R. Todd Musser      Indianapolis, IN        08/15/2005
        ------------------      ----------------        ----------
            [Signature]          [City, State]            [Date]

REPORT TYPE (CHECK ONLY ONE.):

( )        13F HOLDINGS REPORT

(X)        13F NOTICE

( )        13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:
  Form 13F File Number: 028-06549
  Name:                 First Indiana Bank